Note 11 - Stockholders' Equity, Stock Options and Warrants - Summary of Status of Options and Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shares, options (in shares)	43,595
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 8.92	$ 21.52
Shares, warrants (in shares)	2,750,429	1,806,589
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.07
Stock Options One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 6.22
Shares, options (in shares)	810
Weighted average remaining life, options (Year)	7 years 11 months 1 day
Stock Options Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 14.65
Shares, options (in shares)	12,158
Weighted average remaining life, options (Year)	5 years 11 months 19 days
Stock Options Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 26.2
Shares, options (in shares)	14,223
Weighted average remaining life, options (Year)	3 years 10 months 24 days
Stock Options Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 52.2
Shares, options (in shares)	16,404
Weighted average remaining life, options (Year)	3 years 8 months 8 days
Warrant One [Member]
Shares, warrants (in shares)	1,983,302
Weighted average remaining life, warrants (Year)	2 years 10 months 17 days
Warrant One [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.07
Warrant Two [Member]
Shares, warrants (in shares)	462,336
Weighted average remaining life, warrants (Year)	1 month 20 days
Warrant Two [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 14
Warrant Three [Member]
Shares, warrants (in shares)	226,448
Weighted average remaining life, warrants (Year)	3 years 3 months 3 days
Warrant Three [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 27.4
Warrant Four [Member]
Shares, warrants (in shares)	78,343
Weighted average remaining life, warrants (Year)	1 year 10 days
Warrant Four [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 43.75